Legal and other reserves - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Legal and other reserve	$ 3,699,000	$ 3,664,000
Distributable retained earnings	0
Retained earnings, unappropriated	$ 935,220,000